Corporate transactions - Other transactions (Details) £ in Millions	12 Months Ended
	Dec. 31, 2018 GBP (£) entity	Dec. 31, 2017 GBP (£)
Held for sale and disposal of businesses
(Loss) gain on disposal of businesses and corporate transactions	£ (80)	£ 223
PCA Life Insurance Company Ltd. - Korea
Held for sale and disposal of businesses
(Loss) gain on disposal of businesses and corporate transactions		61
NPH broker-dealer
Held for sale and disposal of businesses
(Loss) gain on disposal of businesses and corporate transactions		£ 162
UK and Europe
Held for sale and disposal of businesses
Number of separately-listed companies expected from demerger | entity	2